SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of cash and cash equivalents

	December 31,
	2021	2020
Cash and cash equivalents	$62,937	$18,196
Restricted cash	185	422
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$63,122	$18,618

Schedule of restricted cash

	December 31,
	2021	2020
Customer and supplier guarantees	$175	$298
Landlord guarantees	10	124
Total	$185	$422

Schedule of Cash and restricted cash

	December 31,
	2021	2020
Cash in U.S. dollars in U.S. banks	$58,755	$15,997
Cash in foreign banks and foreign currency	4,359	2,612
Petty cash	8	9
Total	$63,122	$18,618